Interests in associates and joint ventures - Changes in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Profit (loss) recognized in other comprehensive income during the period	€ 0	€ (9)
Reclassification to net income for the period	0
Other comprehensive income of associates and joint venture - continuing operations	€ 0	€ (9)